Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2012
Inst | Fidelity International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity Advisor® International Growth Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.48%
Total annual operating expenses	1.27%
Fee waiver and/or expense reimbursementA	0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.20%. This arrangement will remain in effect through December 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section on page 4.

1 year	$ 122
3 years	$ 393
5 years	$ 687
10 years	$ 1,525